Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 160,385	$ 130,497
Total loans, net of allowance for loan losses	746,970	684,608
FINANCIAL LIABILITIES
Total deposits, other than trading	1,078,306	886,977
Securitization liabilities at amortized cost	14,516	14,086
Subordinated notes and debentures	14,024	10,725
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	160,385	130,497
Total loans, net of allowance for loan losses	746,970	684,608
Total financial assets not carried at fair value	907,355	815,105
FINANCIAL LIABILITIES
Total deposits, other than trading	1,078,306	886,977
Securitization liabilities at amortized cost	14,516	14,086
Subordinated notes and debentures	14,024	10,725
Total financial liabilities not carried at fair value	1,106,846	911,788
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	103,750	78,275
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	56,635	52,222
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	159,894	130,744
Total loans, net of allowance for loan losses	750,367	688,154
Total financial assets not carried at fair value	910,261	818,898
FINANCIAL LIABILITIES
Total deposits, other than trading	1,080,445	892,597
Securitization liabilities at amortized cost	13,473	14,258
Subordinated notes and debentures	14,555	11,323
Total financial liabilities not carried at fair value	1,108,473	918,178
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	104,223	78,374
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 55,671	$ 52,370